SCHEDULE OF PERFORMANCE SHARE UNITS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	183,997
Outstanding, weighted average fair value | $ / shares	$ 5.05
Performance share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	125,000	250,000
Outstanding, weighted average fair value | $ / shares	$ 3.92	$ 1.38
Granted | shares		125,000
Granted, weighted average fair value | $ / shares		$ 3.92
Vested | shares	(125,000)	(200,000)
Vested, weighted average fair value | $ / shares	$ 3.92	$ 1.38
Cancelled | shares		(50,000)
Cancelled, weighted average fair value | $ / shares		$ 1.38
Outstanding balance | shares		125,000
Outstanding, weighted average fair value | $ / shares		$ 3.92